Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
Schedule of Finance Lease

The following table shows financing lease liabilities from the financial institutions, and the associated financial statement line items as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Liabilities
Financing lease liabilities current	11,121	2,780	2,113

Financing lease liabilities non-current	-	-	-

The following table shows financing lease liabilities from the financial institutions, and the associated financial statement line items as follows as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Liabilities
Financing lease liabilities current	16,680	11,121	8,340

Financing lease liabilities non-current	11,120	-	-

Schedule of Finance Lease Asset

As of December 31, 2024 and June 30, 2025, leased assets which are included in the “Property, plant and equipment” of the unaudited condensed consolidated balance sheet of following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Motor vehicles at cost	128,000	128,000	97,280
Less: Accumulated depreciation	(113,067)	(125,867)	(95,659)
Motor vehicles, net	14,933	2,133	1,621

As of December 31, 2023 and 2024, leased assets which are included in the “Property, plant and equipment” of the consolidated balance sheet of following as of December 31:

	2023	2024	2024
	SGD	SGD	USD
Motor vehicles at cost	128,000	128,000	96,000
Less: Accumulated depreciation	(87,467)	(113,067)	(84,799)
Motor vehicles, net	40,533	14,933	11,201

Schedule of Financing Lease Expenses

Information relating to financing lease activities during the six months ended June 30, 2024 and 2025 are as follows:

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Financing lease expenses
Depreciation	12,800	12,800	9,728
Interest of lease liabilities	960	960	730
Total financing lease expenses	13,760	13,760	10,458

Information relating to financing lease activities during the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Financing lease expenses
Depreciation	26,502	25,600	25,600	19,200
Interest on lease liabilities	1,942	1,920	1,920	1,440
Total financing lease expenses	28,444	27,520	27,520	20,640

Schedule of Operating Lease Liabilities

The following table shows operating lease liabilities and the associated financial statement line items:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Liabilities
Operating lease liabilities – current – related party	711,389	357,673	271,831
Operating lease liabilities – non current – related party	-	-	-
Total	711,389	357,673	271,831

The following table shows operating lease liabilities and the associated financial statement line items:

	2023	2024	2024
	SGD	SGD	USD
Liabilities
Operating lease liabilities – current – related party	-	711,389	533,542
Operating lease liabilities – non current – related party	-	-	-
Total	-	711,389	533,542

Schedule of Operating Lease Liabilities - Right of use Assets, Net

As of December 31, 2024 and June 30, 2025, “Right-of-use assets, net” consisted of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Right of use assets – related party	1,407,124	1,407,124	1,069,414
Less: Accumulated amortization	695,735	1,049,451	797,583
Right of use assets, net – related party	711,389	357,673	271,831

As of December 31, 2023 and 2024, “Right-of-use assets, net” consisted of the following:

	2023	2024	2024
	SGD	SGD	USD
Right of use assets – related party	-	1,407,124	1,055,343
Less: Accumulated amortization	-	695,735	521,801
Right of use assets, net – related party	-	711,389	533,542

Schedule of Operating Lease Activities

Information related to operating lease activities during the periods are as follows:

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Operating lease expenses
Amortization	345,933	353,716	268,824
Interest of lease liabilities	14,067	6,284	4,776
Total operating lease expenses	360,000	360,000	273,600

Information related to operating lease activities during the periods are as follows:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Operating lease expenses
Amortization	-	-	695,735	521,801
Interest of lease liabilities	-	-	24,265	18,199
Total operating lease expenses	-	-	720,000	540,000

Schedule of Operating Lease Payments

Future operating lease payments as of June 30, 2025 are detailed as follows:

	SGD	USD
For the year ending June 30, 2026	360,000	273,600
Total lease payments	360,000	273,600
Less: imputed interest	(2,327)	(1,769)
Present value of operating lease liabilities	357,673	271,831
Less: Current portion	357,673	271,831
Long-term potion of operating lease liabilities	-	-

Future operating lease payments as of December 31, 2024 are detailed as follows:

	SGD	USD
For the year ending December 31,
2025	720,000	540,000
Total lease payments	720,000	540,000
Less: imputed interest	(8,611)	(6,458)
Present value of operating lease liabilities	711,389	533,542
Less: Current portion	711,389	533,542
Long-term potion of operating lease liabilities	-	-

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of December 31, 2024 were as follows:

	SGD	USD
For the year ending December 31,
2025	12,308	9,230
Total lease payments	12,308	9,230
Less: imputed interest	(1,187)	(890)
Total	11,121	8,340

Schedule of Weighted-Average Lease Terms and Discount Rates

The following table shows the weighted-average lease terms and discount rates as of December 31, 2023 and 2024 for finance leases:

	2023	2024
Weighted average remaining lease term (Years)
Finance leases	1.58	0.58
Weighted average discount rate (%)
Finance leases	2.28	2.28

Schedule of Weighted-Average Lease Terms and Discount Rates

The following table shows the weighted-average lease terms and discount rates as of December 31, 2023 and 2024 for operating leases:

	2023	2024
Weighted average remaining lease term (Years)
Operating leases	-	1.00
Weighted average discount rate (%)
Operating leases	-	2.25